Derivatives and hedge accounting - Hedged items included in a fair value hedging relationship (Details) - Interest rate risk [member] - Fair value hedges [member] - Derivatives [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets [abstract]
Carrying amount of the hedge item, Assets	€ 21,821	€ 25,262
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	767	1,183
Discontinued hedges, Assets	372	561
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	70,469	67,406
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	1,621	3,956
-Discontinued hedges, Liabilities	8	2
Change in fair value used as a basis to determine hedge ineffectiveness for the period	1,330	(541)
Change in fair value of derivatives	(1,317)	538
Hedge ineffectiveness recognised in the statement of profit or loss	13	(4)
Debt Securities [member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	53,756	54,043
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	1,498	3,443
Change in fair value used as a basis to determine hedge ineffectiveness for the period	1,923	(878)
Debt Securities [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Assets [abstract]
Carrying amount of the hedge item, Assets	17,307	20,164
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(798)	552
Debt Securities [member] | Financial assets at amortised cost, category [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	3,458	4,222
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	301	501
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(165)	170
Loans [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period		0
-Loans and advances to customers [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	1,056	876
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	93	121
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(42)	25
-Subordinated loans [member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	16,713	13,309
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	115	510
Change in fair value used as a basis to determine hedge ineffectiveness for the period	414	(397)
-Customer deposits and other funds on deposit [Member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities		54
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities		0
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(2)	(9)
-Amounts Due to Banks [Member]
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	€ 0	€ (5)